Earnings Per Share - Schedule of Continuing Operations (Details) - COP ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Continuing Operations [Abstract]
Net profit from continuing operations (Basic)		$ 237,243	$ 308,174	$ 249,238
Less: net income from continuing operations attributable to non-controlling interests		182,457	182,176	150,166
Net profit from continuing operations attributable to the equity holders of the parent (basic)		$ 54,786	$ 125,998	$ 99,072
Weighted average of the number of ordinary shares attributable to earnings per share (basic) (in Shares)		1,297,864,359	1,297,864,359	1,297,864,359
Weighted average of the number of ordinary shares attributable to earnings per share (Diluted) (in Shares)		1,297,864,359	1,297,864,359	1,297,864,359
Basic earnings per share from continuing operations attributable to the equity holders of the parent (in Colombian pesos) (in Pesos per share)	[1]	$ 42.21	$ 97.08	$ 76.33
Diluted earnings per share from continuing operations attributable to the equity holders of the parent (in Colombian pesos) (in Pesos per share)	[1]	$ 42.21	$ 97.08	$ 76.33

[1]	Amounts expressed in Colombian pesos.